Segment Reporting (Details Narrative) - Landsea Homes [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Goodwill	$ 20,705	$ 5,315
ARIZONA
Segment Reporting Information [Line Items]
Goodwill	$ 20,700	$ 5,300